Organization (Details) - USD ($)		6 Months Ended
	Aug. 28, 2025	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025
Organization [Line Items]
Ordinary shares, outstanding		70,842,844	70,789,261
Warrant [Member]
Organization [Line Items]
Warrant outstanding
YD Biopharma [Member]
Organization [Line Items]
Percentage of business combination	100.00%
Business combination outstanding shares	4,140,948
Transaction value (in Dollars)	$ 647,304,110
Share price (in Dollars per share)	$ 10
YD Biopharma [Member] | Warrant [Member]
Organization [Line Items]
Warrant outstanding	16,925,000
PIPE Financing [Member]
Organization [Line Items]
Share issue	1,650,000
Increase of PIPE financing (in Dollars)	$ 13,200,000
Shares issue price per share (in Dollars per share)	$ 8
Ordinary Shares [Member]
Organization [Line Items]
Ordinary shares, outstanding		70,842,844
Ordinary Shares [Member] | YD Biopharma [Member]
Organization [Line Items]
Business combination outstanding shares	64,730,411	4,140,948
Ordinary shares, outstanding	70,521,359